Putnam Investments
One Post Office Square
Boston, MA 02109
February 1, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Money Market Fund (Reg. No. 2-55091) (811-02608)
Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

Putnam Tax Exempt Money Market Fund (Reg. No. 33-15238) (811-05215)
Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund (the "Funds") hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 39 and No. 23 to the Registration Statements on Form N-1A (the "Amendments") for Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund , respectively, would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on January 26, 2007.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, extension 11648.

Very truly yours,

PUTNAM MONEY MARKET FUND and
PUTNAM TAX EXEMPT MONEY MARKET FUND

By: Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Ropes & Gray LLP